SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan
Number of options, Beginning balance	7,456,500
Weighted Average Exercise Price, Beginning Balance	$ 0.0518
Number of options, Granted		7,456,500
Weighted Average Exercise Price, Granted		$ 0.0518
Number of options,Exercised
Weighted Average Exercise Price,Exercised
Number of options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of options, No activity
Number of options, Ending Balance	7,456,500	7,456,500
Weighted Average Exercise Price, Ending Balance	$ 0.0518	$ 0.0518